Convertible notes, net (Tables)	6 Months Ended
Sep. 30, 2016
Convertible notes, net
Schedule of convertible notes, net

	March 31,	September 30,
	2016	2016	2016
	RMB	RMB	US$

Principal amount of the KKR Notes	421,672	436,071	65,393
Principal amount of the GM Notes	324,363	335,439	50,302
Cumulative interest payable	164,624	199,003	29,842
Less: Unamortized debt issuance costs	(4,437)	(2,626)	(394)

Total convertible notes, net	906,222	967,887	145,143

Representing:
Current portion	—	553,395	82,986
Non-current portion	906,222	414,492	62,157

Total convertible notes, net	906,222	967,887	145,143

Schedule of interest relating to the Notes

	Three months ended September 30,			Six months ended September 30,
	2015	2016	2016	2015	2016	2016
	RMB	RMB	US$	RMB	RMB	US$

KKR Notes interest incurred	14,481	16,343	2,451	28,217	31,905	4,784
GM Notes interest incurred	10,540	11,846	1,776	20,696	23,320	3,497
Amortization of debt issuance costs	927	986	148	1,821	1,941	291

Total interest expense	25,948	29,175	4,375	50,734	57,166	8,572